Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventory
Inventory consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30,	December 31,
	2021	2020
Raw material	$6,738	$4,225
Work-in-process	5,778	—
Finished goods	7,865	9,475

Total inventory	20,381	13,700
Inventory reserve	(7,901)	(7,843)

Total inventory, net of reserve	$12,480	$5,857

	December 31,
	2020	2019
Raw material	$4,225	$94
Work-in-process	—	4,664
Finished goods	1,632	2,203

Total	$5,857	$6,961